DERIVATIVE FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2021
Derivative Instruments and Hedging Activities Disclosure [Abstract]
DERIVATIVE FINANCIAL INSTRUMENTS

6. DERIVATIVE FINANCIAL INSTRUMENTS

Types of Derivative Instruments and Derivative Strategies

The Company utilizes a risk management strategy that incorporates the use of derivative financial instruments to reduce exposure to certain risks, including but not limited to, interest rate risk, currency exchange risk, volatility risk, and equity market risk. These strategies are developed through the Company’s analysis of data from financial simulation models and other internal and industry sources, and are then incorporated into the Company’s risk management program.

Derivative instruments expose the Company to credit and market risk and could result in material changes from period to period. The Company attempts to minimize its credit in connection with its overall asset/liability management programs and risk management strategies. In addition, all derivative programs are monitored by our risk management department.

6. DERIVATIVE FINANCIAL INSTRUMENTS – (Continued)

Derivatives Related to Interest Rate Risk Management

Derivative instruments that are used as part of the Company’s interest rate risk management strategy include interest rate swaps, interest rate futures, interest rate caps, and interest rate swaptions.

Derivatives Related to Foreign Currency Exchange Risk Management

Derivative instruments that are used as part of the Company’s foreign currency exchange risk management strategy include foreign currency swaps, foreign currency futures, foreign equity futures, and foreign equity options.

Derivatives Related to Risk Mitigation of Certain Annuity Contracts

The Company may use the following types of derivative contracts to mitigate its exposure to certain guaranteed benefits related to VA contracts, fixed indexed annuities, and indexed universal life contracts:

●	Foreign Currency Futures
●	Variance Swaps
●	Interest Rate Futures
●	Equity Options
●	Equity Futures
●	Credit Derivatives
●	Interest Rate Swaps
●	Interest Rate Swaptions
●	Volatility Futures
●	Volatility Options
●	Total Return Swaps

Other Derivatives

PLC terminated its derivatives with Golden Gate, Golden Gate II, Golden Gate V, and WCL as part of the Captive Merger and entered into a new portfolio maintenance agreement with Golden Gate, also as part of the Captive Merger. The derivatives terminated included an interest support agreement, YRT premium support agreements, and portfolio maintenance agreements.

The Company has funds withheld accounts that consist of various derivative instruments held by us that are used to hedge certain fixed indexed annuity products. The economic performance of derivatives in the funds withheld accounts are ceded PL Re. The funds withheld accounts are accounted for as a derivative financial instrument.

We believe that our asset/liability management programs and procedures and certain product features provide protection against the effects of changes in interest rates under various scenarios. Additionally, we believe our asset/liability management programs and procedures provide sufficient liquidity to enable us to fulfill our obligation to pay benefits under our various insurance and deposit contracts. However, our asset/liability management programs and procedures incorporate assumptions about the relationship between short-term and long-term interest rates (i.e., the slope of the yield curve), relationships between risk-adjusted and risk-free interest rates, market liquidity, spread movements, implied volatility, policyholder behavior, and other factors, and the effectiveness of our asset/liability management programs and procedures may be negatively affected whenever actual results differ from those assumptions.

6. DERIVATIVE FINANCIAL INSTRUMENTS – (Continued)

Accounting for Derivative Instruments

GAAP requires that all derivative instruments be recognized in the balance sheet at fair value. The Company records its derivative financial instruments in the consolidated balance sheet in other long-term investments and other liabilities. The change in the fair value of derivative financial instruments is reported either in the statement of income or in other comprehensive income (loss), depending upon whether it qualified for and also has been properly identified as being part of a hedging relationship, and also on the type of hedging relationship that exists.

It is the Company’s policy not to offset assets and liabilities associated with open derivative contracts. However, the Chicago Mercantile Exchange ("CME") rules characterize variation margin transfers as settlement payments, as opposed to adjustments to collateral. As a result, derivative assets and liabilities associated with centrally cleared derivatives for which the CME serves as the central clearing party are presented as if these derivatives had been settled as of the reporting date.

For a derivative financial instrument to be accounted for as an accounting hedge, it must be identified and documented as such on the date of designation. For cash flow hedges, the entire change in the fair value of the hedging instrument included in the assessment of hedge effectiveness is reported as a component of other comprehensive income and reclassified into earnings in the same period during which the hedged item impacts earnings. For fair value hedge derivatives, their gain or loss as well as the offsetting loss or gain attributable to the hedged risk of the hedged item is recognized in current earnings. Effectiveness of the Company’s hedge relationships is assessed on a quarterly basis.

The Company reports changes in fair values of derivatives that are not part of a qualifying hedge relationship through operations in the period of change. Changes in the fair value of those derivatives are recognized in net gains (losses) — investments and derivatives.

Derivative Instruments Designated and Qualifying as Hedging Instruments

Cash-Flow Hedges

●	To hedge a fixed rate note denominated in a foreign currency, the Company entered into a fixed-to-fixed foreign currency swap in order to hedge the foreign currency exchange risk associated with the note. The cash flows received on the swap are identical to the cash flows paid on the note.
●	To hedge a floating rate note, the Company entered into an interest rate swap to exchange the floating rate on the note for a fixed rate in order to hedge the interest rate risk associated with the note. The cash flows received on the swap are identical to the cash flow variability paid on the note.

Derivative Instruments Not Designated and Not Qualifying as Hedging Instruments

The Company uses various other derivative instruments for risk management purposes that do not qualify for hedge accounting treatment. Changes in the fair value of these derivatives are recognized in net gains (losses) — investments and derivatives during the period of change.

6. DERIVATIVE FINANCIAL INSTRUMENTS – (Continued)

Derivatives Related to Variable Annuity Contracts

●	The Company uses equity futures, equity options, total return swaps, interest rate futures, interest rate swaps, interest rate swaptions, currency futures, currency options, volatility futures, volatility options, and variance swaps to mitigate the risk related to certain guaranteed minimum benefits, including GLWB, within its VA products. In general, the cost of such benefits varies with the level of equity and interest rate markets, foreign currency levels, and overall volatility.
●	The Company markets certain VA products with a GLWB rider. The GLWB component is considered an embedded derivative, not considered to be clearly and closely related to the host contract.

Derivatives Related to Fixed Indexed Annuity Contracts

●	The Company uses equity futures and options to mitigate the risk within its fixed indexed annuity products. In general, the cost of such benefits varies with the level of equity and overall volatility.
●	The Company markets certain fixed indexed annuity products. The FIA component is considered an embedded derivative as it is, not considered to be clearly and closely related to the host contract.
●	The Company has a funds withheld account that consists of various derivative instruments held by the Company that are used to hedge the fixed indexed annuity products. The economic performance of derivatives in the funds withheld account is ceded to PL Re. The funds withheld account is accounted for as a derivative financial instrument.

Derivatives Related to Indexed Universal Life Contracts

●	The Company uses equity futures and options to mitigate the risk within its indexed universal life products. In general, the cost of such benefits varies with the level of equity markets.
●	The Company markets certain IUL products. The IUL component is considered an embedded derivative, as it is not considered to be clearly and closely related to the host contract.

Other Derivatives

●	The Company uses various swaps and other types of derivatives to manage risk related to other exposures.
●	The Company is involved in various modified coinsurance and funds withheld arrangements which contain embedded derivatives. Changes in their fair value are recorded in net gains (losses) — investments and derivatives. The investment portfolios that support the related modified coinsurance reserves and funds withheld arrangements had fair value changes which substantially offset the gains or losses on these embedded derivatives.
●	Certain of the Company and its subsidiaries had an interest support agreement, YRT premium support agreements, and portfolio maintenance agreements with PLC through October 1, 2020. These agreements were terminated as part of the Captive Merger and a new portfolio maintenance agreement was entered into between Golden Gate and PLC on that date.

6. DERIVATIVE FINANCIAL INSTRUMENTS – (Continued)

The following table sets forth net gains and losses for the periods shown:

Gains (losses) — derivative financial instruments

	For The Year Ended December 31,
	2021	2020	2019
		(Recast)	(Recast)
	(Dollars In Millions)
Derivatives related to VA contracts:
Interest rate futures	$15	$—	$(20)
Equity futures	(12)	109	5
Currency futures	11	(10)	3
Equity options	(108)	(30)	(150)
Interest rate swaps	(136)	274	230
Total return swaps	(189)	(49)	(78)
Embedded derivative — GLWB	347	(404)	(198)
Total derivatives related to VA contracts	(72)	(110)	(208)
Derivatives related to FIA contracts:
Embedded derivative	3	(69)	(86)
Funds withheld derivative	(7)	(10)	—
Equity futures	5	(4)	2
Equity options	72	49	84
Other derivatives	(3)	(1)	—
Total derivatives related to FIA contracts	70	(35)	—
Derivatives related to IUL contracts:
Embedded derivative	$(28)	$4	$(13)
Equity futures	—	(2)	—
Equity options	16	9	15
Total derivatives related to IUL contracts	(12)	11	2
Embedded derivative — Modco reinsurance treaties	64	(99)	(187)
Derivatives with PLC(1)	—	23	27
Other derivatives	(2)	15	(2)
Total gains (losses) — derivatives, net	$48	$(195)	$(368)
(1)	The Company and certain of its subsidiaries had an interest support agreement, YRT premium support agreements, and portfolio maintenance agreements with PLC through October 1, 2020. These agreements were terminated as part of the Captive Merger and a new portfolio maintenance agreement was entered into with PLC on that date.

Based on expected cash flows of the underlying hedged items, the Company expects to reclassify $1 million out of accumulated other comprehensive income (loss) into net gains (losses) — investments and derivatives during the next twelve months.

6. DERIVATIVE FINANCIAL INSTRUMENTS – (Continued)

The table below presents information about the nature and accounting treatment of the Company’s primary derivative financial instruments and the location in and effect on the consolidated financial statements for the periods presented below:

	As of December 31,
	2021		2020
	Notional	Fair	Notional	Fair
	Amount	Value	Amount	Value

			(Recast)
	(Dollars In Millions)
Other long-term investments
Derivatives not designated as hedging instruments:
Interest rate swaps	$1,478	$72	$1,478	$185
Total return swaps	239	8	158	2
Derivatives with PLC(1)	4,085	—	4,076	—
Embedded derivative — Modco reinsurance treaties	1,268	62	1,249	101
Embedded derivative — GLWB	3,066	169	2,067	138
Embedded derivative — FIA	398	64	335	60
Interest rate futures	561	5	690	4
Equity futures	312	6	203	4
Currency futures	27	—	—	—
Equity options	8,852	1,061	7,208	1,142
	$20,286	$1,447	$17,464	$1,636
Other liabilities
Cash flow hedges:
Foreign currency swaps	$117	$13	$117	$10
Derivatives not designated as hedging instruments:
Interest rate swaps	1,354	—	1,354	—
Total return swaps	1,168	39	1,003	15
Embedded derivative — Modco reinsurance treaties	2,974	280	2,911	389
Funds withheld derivative	855	10	661	10
Embedded derivative — GLWB	6,833	644	7,749	960
Embedded derivative — FIA	4,372	659	3,889	633
Embedded derivative — IUL	459	269	357	201
Interest rate futures	729	4	415	3
Equity futures	42	1	190	5
Currency futures	158	2	264	4
Equity options	7,044	771	5,499	834
Other	448	87	304	55
	$26,553	$2,779	$24,713	$3,119
(1)	The Company and certain of its subsidiaries had an interest support agreement, YRT premium support agreements, and portfolio maintenance agreements with PLC through October 1, 2020. These agreements were terminated as part of the Captive Merger and a new portfolio maintenance agreement was entered into with PLC on that date.